Derivative Liabilities - Fair value assumptions, derivative additional investment rights liability (Details) - $ / shares			12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jun. 06, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Underlying number of units of convertible preferred stock		2,075
Underlying number of units of warrants		69,166,667
Current exercise price of warrants	$ 0.03	$ .03	$ .03	$ 0.03
Current conversion price of preferred stock		$ 0.03
Time to expiration		7 months 24 days
Risk-free interest rate		0.0009
Estimated volatility		0.61
Dividend	0.00%	0.00%	0.00%	0.00%
Stock price at period end date	$ 0.0225	$ .021	$ .021	$ .035	$ .0325	$ .034	$ .038	$ .0925